Deferred tax (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Deferred tax assets have not been recognized	¥ 1,209,875
Accumulated Tax losses	¥ 1,112,091
PRC subsidiaries
Disclosure of transactions between related parties [line items]
Withholding tax (as percent)	10.00%
Deferred tax recognized for withholding taxes	¥ 0
Deferred tax assets have not been recognized	278,023
Accumulated Tax losses	¥ 1,112,091
Predecessor
Disclosure of transactions between related parties [line items]
Deferred tax assets have not been recognized		¥ 980,955
Accumulated Tax losses		920,192
Predecessor | PRC subsidiaries
Disclosure of transactions between related parties [line items]
Deferred tax recognized for withholding taxes		0
Deferred tax assets have not been recognized		230,048
Accumulated Tax losses		¥ 920,192